OTHER NON-CURRENT LIABILITIES - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 1,770	$ 540
Derivative liability	159	160
Provisions	352	216
Loans and notes payables	5	0
Deferred revenue	8	2
Total other non-current liabilities	$ 2,294	$ 918